Severance Pay (Tables)	12 Months Ended
Dec. 31, 2021
Severance Pay [Abstract]
Schedule of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Accrued severance pay	$2,361	$1,865
Less - amounts funded (presented in “investment and other non-current assets”)	(2,325)	(1,823)
Unfunded balance	$36	$42